Related Party Transactions (Payment to key management personnel) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CLP ($) item	Dec. 31, 2016 CLP ($) item
Disclosure of transactions between related parties [line items]
Remunerations	$ 4,149	$ 3,985
Short-term benefits	3,302	4,502
Contract termination indemnity	276	2,434
Total	$ 7,727	$ 10,921
Total number of executives | item	19	21
Directors expenses and remuneration
Remunerations	$ 1,181	$ 1,160
Fees for attending Board meetings	246	221
Fees for attending Committees and Subsidiary Board meetings	1,070	1,080
Consulting	8	25
Total	2,505	2,486
Fees paid for advisory services	334	532
Travel and other related expenses	116	146
Banchile Corredores de Seguros Ltda.
Directors expenses and remuneration
Fees for attending Committees and Subsidiary Board meetings	$ 18	$ 17
CEO
Disclosure of transactions between related parties [line items]
Total number of executives | item	1	1
CEOs of subsidiaries
Disclosure of transactions between related parties [line items]
Total number of executives | item	6	6
Division Managers
Disclosure of transactions between related parties [line items]
Total number of executives | item	12	14
Pablo Granifo Lavin
Directors expenses and remuneration
Remunerations	$ 553	$ 543
Fees for attending Board meetings	53	49
Fees for attending Committees and Subsidiary Board meetings	395	388
Total	1,001	980
Remuneration including provision for an incentive subject to Bank's forecasted earnings	380	374
Andronico Luksic Craig
Directors expenses and remuneration
Remunerations	172	169
Fees for attending Board meetings	8	11
Total	180	180
Jorge Awad Mehech
Directors expenses and remuneration
Remunerations	14	56
Fees for attending Board meetings	6	27
Fees for attending Committees and Subsidiary Board meetings	26	97
Total	46	180
Jaime Estevez Valencia
Directors expenses and remuneration
Remunerations	57	56
Fees for attending Board meetings	28	27
Fees for attending Committees and Subsidiary Board meetings	134	141
Total	219	224
Gonzalo Menendez Duque
Directors expenses and remuneration
Remunerations	57	56
Fees for attending Board meetings	23	25
Fees for attending Committees and Subsidiary Board meetings	113	116
Consulting	8	25
Total	201	222
Francisco Perez Mackenna
Directors expenses and remuneration
Remunerations	57	56
Fees for attending Board meetings	23	19
Fees for attending Committees and Subsidiary Board meetings	75	61
Total	155	136
Rodrigo Manubens Moltedo
Directors expenses and remuneration
Remunerations	57	56
Fees for attending Board meetings	28	23
Fees for attending Committees and Subsidiary Board meetings	53	46
Total	138	125
Thomas Furst Freiwirth
Directors expenses and remuneration
Remunerations	57	56
Fees for attending Board meetings	19	20
Fees for attending Committees and Subsidiary Board meetings	36	37
Total	112	113
Jorge Ergas Heymann
Directors expenses and remuneration
Remunerations	14	56
Fees for attending Board meetings	6	13
Fees for attending Committees and Subsidiary Board meetings	19	44
Total	39	113
Jean-Paul Luksic Fontbona
Directors expenses and remuneration
Remunerations	57	56
Fees for attending Board meetings	12	7
Total	69	63
Alfredo Ergas Segal
Directors expenses and remuneration
Remunerations	43
Fees for attending Board meetings	20
Fees for attending Committees and Subsidiary Board meetings	49
Total	112
Andres Ergas Heymann
Directors expenses and remuneration
Remunerations	43
Fees for attending Board meetings	20
Fees for attending Committees and Subsidiary Board meetings	41
Total	104
Others
Directors expenses and remuneration
Fees for attending Committees and Subsidiary Board meetings	129	150
Total	$ 129	$ 150